INVENTORY, NET (Tables)	12 Months Ended
Sep. 30, 2021
INVENTORY, NET
Schedule of inventories

Inventories consisted of the following:

	As of	As of
	September 30, 2021	September 30, 2020
Raw materials	$6,285,887	$3,241,903
Work-in-progress	832,499	704,991
Finished goods	5,502,591	8,078,288
Inventory valuation allowance	(125,146)	(30,711)
Total inventory	$12,495,831	$11,994,471